Warrants (Details 2) - USD ($)	3 Months Ended			12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrant Liability, Beginning	$ 816,521	$ 861,525	$ 1,242,120	$ 138,100	$ 159,626
Issued	200,000	0	0	34,441	36,990
Warrant Redemption	0	(9,594)	(57,372)	(1,154,139)
Change in Fair Value	41,681	(35,410)	(323,223)	2,223,718	(58,516)
Warrant Liability, Ending	1,058,202	816,521	861,525	1,242,120	138,100
Class K Warrants [Member]
Warrant Liability, Beginning	676,000	676,000	884,000	22,700	0
Issued	200,000	0	0	25,350	36,990
Warrant Redemption	0	0	0	0
Change in Fair Value	(52,000)	0	(208,000)	835,950	(14,290)
Warrant Liability, Ending	824,000	676,000	676,000	884,000	22,700
Series A Warrants [Member]
Warrant Liability, Beginning	140,521	185,525	358,120	112,500	155,709
Issued	0	0	0	0	0
Warrant Redemption	0	(9,594)	(57,372)	(886,472)
Change in Fair Value	93,681	(35,410)	(115,223)	1,132,092	(43,209)
Warrant Liability, Ending	$ 234,202	$ 140,521	185,525	358,120	112,500
Class J Warrants [Member]
Warrant Liability, Beginning			0	2,900	3,839
Issued				0	0
Warrant Redemption				(153,175)
Change in Fair Value				150,275	(939)
Warrant Liability, Ending				0	2,900
Class M Warrants [Member]
Warrant Liability, Beginning			0	0	0
Issued				9,091	0
Warrant Redemption				(114,492)
Change in Fair Value				105,401	0
Warrant Liability, Ending				0	0
Series B Warrants [Member]
Warrant Liability, Beginning			$ 0	0	78
Issued				0	0
Warrant Redemption				0
Change in Fair Value				0	(78)
Warrant Liability, Ending				$ 0	$ 0